Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: February 10, 2023

Payment Date	2/15/2023
Collection Period Start	1/1/2023
Collection Period End	1/31/2023
Interest Period Start	1/17/2023
Interest Period End	2/14/2023

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$11,040,746.50	$11,040,746.50	$—	—	May-24
Class A-4 Notes	$124,422,000.00	$2,493,198.40	$121,928,801.60	0.979962	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$177,786,746.50	$13,533,944.90	$164,252,801.60

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$181,313,612.58	$167,779,667.68	0.118930
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$181,313,612.58	$167,779,667.68
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$11,040,746.50	1.92000%	30/360	$17,665.19
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$177,786,746.50			$305,653.35

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$181,313,612.58	$167,779,667.68
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$181,313,612.58	$167,779,667.68
Number of Receivable Outstanding	26,922	25,983
Weight Average Contract Rate	4.76%	4.76%
Weighted Average Remaining Term (months)	22	21

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$725,665.98
Principal Collections	$13,501,243.98
Liquidation Proceeds	$64,166.52
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$14,291,076.48
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$14,291,076.48

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$151,094.68	$151,094.68	$—	$—	$14,139,981.80
Interest - Class A-1 Notes	$—	$—	$—	$—	$14,139,981.80
Interest - Class A-2 Notes	$—	$—	$—	$—	$14,139,981.80
Interest - Class A-3 Notes	$17,665.19	$17,665.19	$—	$—	$14,122,316.61
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$13,919,094.01
First Allocation of Principal	$—	$—	$—	$—	$13,919,094.01
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$13,893,699.61
Second Allocation of Principal	$—	$—	$—	$—	$13,893,699.61
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$13,865,953.88
Third Allocation of Principal	$—	$—	$—	$—	$13,865,953.88
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$13,834,328.45
Fourth Allocation of Principal	$10,007,078.82	$10,007,078.82	$—	$—	$3,827,249.63
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,827,249.63
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$300,383.55
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$300,383.55
Remaining Funds to Certificates	$300,383.55	$300,383.55	$—	$—	$—
Total	$14,291,076.48	$14,291,076.48	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$181,313,612.58	$167,779,667.68
Note Balance	$177,786,746.50	$164,252,801.60
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	4	$32,700.92
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	95	$64,166.52
Monthly Net Losses (Liquidation Proceeds)			$(31,465.60)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			(0.24)%
Preceding Collection Period			(0.05)%
Current Collection Period			(0.22)%
Four-Month Average Net Loss Ratio			(0.09)%
Cumulative Net Losses for All Periods			$1,939,218.75
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.38%	73	$642,901.80
60-89 Days Delinquent	0.19%	33	$325,182.62
90-119 Days Delinquent	0.07%	11	$115,021.09
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.65%	117	$1,083,105.51

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		1	$3,973.89
Total Repossessed Inventory		4	$40,750.21

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		44	$440,203.71
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.21%
Current Collection Period			0.26%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.08	0.05%	7	0.03%